INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Inventories [Abstract]
Disclosure of detailed information about inventories

As at	March 31 2024	March 31 2023
Raw materials	$153,433	$138,792
Work in progress	98,245	84,401
Finished goods	44,202	33,673
	$295,880	$256,866